Stockholders’ Equity (Details) - Blue Water Acquisition Corp [Member] - $ / shares	1 Months Ended		6 Months Ended		7 Months Ended
	Dec. 17, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Stockholders’ Equity (Details) [Line Items]
Common stock shares subject to possible redemption			4,254,020		3,464,860
Common stock subject to forfeiture				187,500
Warrants, description			In the case that additional shares of Class A Common Stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A Common Stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the total number of shares of Class A Common Stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding the Representative Shares and any shares of Class A Common Stock or equity-linked securities exercisable for or convertible into shares of Class A Common Stock issued, or to be issued, to any seller in the initial Business Combination and any private placement-equivalent warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one for one basis.
Preferred stock, shares authorized			1,000,000		1,000,000
Preferred stock par value (in Dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, description			As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Converted basis, percentage					20.00%
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Founder Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Founder, shares	187,500
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized			50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares issued			5,807,500		5,807,500
Common stock, shares outstanding			5,807,500		5,807,500
Common stock shares subject to possible redemption			4,254,020		3,464,860
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized			2,000,000		2,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued to sponsor				1,437,500
Common stock subject to forfeiture	187,500	187,500
Issued and outstanding common stock percentage		20.00%		20.00%
Common stock, shares issued			1,437,500		1,437,500
Common stock, shares outstanding			1,437,500		1,437,500
Shares issued to sponsor		1,437,500
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized			50,000,000		50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares issued					5,807,500
Common stock shares subject to possible redemption					3,464,860
Common stock, shares issued			1,553,480		2,343,640
Common stock, shares outstanding			1,553,480		2,343,640